Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment, Fair Value and NAV
The following tables present the Plan's fair value hierarchy for those investments measured at fair value as of December 31, 2025, and 2024:

	December 31, 2025
Description	Total Fair Value		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual Funds	$247,682,435		$247,682,435	$—	$—
Common Stock	54,643,430		54,643,430	—	—
Collective Trust Funds	583,211,015		—	583,211,015	—
Variable Annuities	43,322,552		—	43,322,552	—
Total investments at fair value	$928,859,432	$—	$302,325,865	$626,533,567	$—

	December 31, 2024
Description	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual Funds	$296,701,282	$296,701,282	$—	$—
Common Stock	45,756,216	45,756,216	—	—
Collective Trust Funds	554,007,441	—	554,007,441	—
Money Market Fund	1,004,706	1,004,706	—	—
Total investments at fair value	$897,469,645	$343,462,204	$554,007,441	$—